Financial assets - Levels (Details) - At fair value [member] - TRY (₺) ₺ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets
Financial asset at fair value	₺ 9,517,341	₺ 10,124,232
Fair value through other comprehensive income | Level 1
Financial assets
Financial asset at fair value	₺ 106,023	3,049,667
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 1
Financial assets
Financial asset at fair value	₺ 82,311	32,925
Valuation technique	Pricing models based on quoted market prices at the end of the reporting period,
Financial asset at fair value through profit or loss | Level 2
Financial assets
Financial asset at fair value	₺ 8,869,828	6,648,418
Valuation technique	Forward exchange rates at the reporting date
Financial asset at fair value through profit or loss | Level 3
Financial assets
Financial asset at fair value	₺ 459,179	₺ 393,222
Valuation technique	Pricing models based on discounted cash flow